Management Report - Corporate Divisions - Asset Management (Detail) - Asset Management [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Net revenues [Abstract]
Management Fees		€ 2,115		€ 2,247	€ 2,190
Performance and transaction fees		91		199	220
Other revenues		(20)		86	209
Mark-to-market movements on policyholder positions in Abbey Life		0		0	396
Total net revenues		2,186		2,532	3,015
Provision for credit losses		(1)		(1)	1
Noninterest expenses [Abstract]
Compensation and benefits		787		812	737
General and administrative expenses		929		978	1,026
Policyholder benefits and claims		0		0	374
Impairment of goodwill and other intangible assets		0		3	1,021
Restructuring activities		19		6	47
Total noninterest expenses		1,735		1,799	3,205
Noncontrolling interests		85		1	0
Income (loss) before income taxes		€ 367		€ 732	€ (190)
Cost/income ratio		79.40%		71.10%	106.30%
Assets	[1]	€ 10,030		€ 8,050	€ 12,300
Risk-weighted assets	[2],[3]	10,365		8,432	8,960
Average shareholders equity	[4]	€ 4,669		€ 4,687	€ 4,460
Post-tax return on average tangible shareholders equity		17.80%	[5]	0.00%	71.00%	[5]
Post-tax return on average shareholders equity	[5]	5.70%		10.40%	(2.80%)

[1]	Segment assets represent consolidated view, i.e., the amounts do not include intersegment balances.
[2]	Risk-weighted assets and capital ratios are based upon CRR/CRD 4 fully-loaded.
[3]	Risk-weighted assets and capital ratios are based upon CRR/CRD4 fully-loaded.
[4]	See Measurement of Segment Profit or Loss above for a description of how average shareholders' equity is allocated to the divisions.
[5]	The post-tax return on average tangible shareholders equity and average shareholders equity at the Group level reflects the reported effective tax rate for the Group, which was 74%for the year ended December31, 2018. For the post-tax return on average tangible shareholders equity and average shareholders equity of the segments, the Group effective tax rate was adjusted to exclude the impact of permanent differences not attributed to the segments, so that the segment tax rates were 28% for the year ended December31, 2018.